INCOME TAXES (Details 1) - USD ($)	Feb. 28, 2023	Feb. 28, 2022
Deferred tax assets:
Net operating loss	$ 7,222	$ 3,511
Less: valuation allowance	$ (7,222)	$ (3,511)